NORTHWESTERN MUTUAL LIFE

720 East Wisconsin Avenue

Milwaukee, WI 53202

414-665-2052

September 27, 2006

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account A
File No. 333-133380
EDGAR CIK: 0000790162

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Statement of Additional Information for the above-referenced entity does not differ from that contained in Pre-Effective Amendment No. 2 (the “Amendment”) to the Registration statement on Form N-4, except that the date is now shown to be September 21, 2006. The Amendment was filed electronically on September 21, 2006.

Any comments on this filing should be directed to Michael J. Mazza, Counsel, at 414-665-2052.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Sara A. Holm
Paralegal Specialist